Borrowings - Narrative (Details) $ in Thousands		1 Months Ended
	Apr. 04, 2022 USD ($)	Dec. 31, 2020 USD ($) segment	Mar. 31, 2019 TWD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 340,623	$ 7,200,000,000	$ 558,208
Number of consecutive covenant failures that will not be deemed a breach of the loan agreement | segment		2
Current ratio (lower than)				1
Debt ratio (higher than)				4
Proceeds from business combination and share subscription plan | $	$ 344,757
2019 Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowing term			5 years
Covenant, minimum current ratio		1	1
Covenant, maximum debt ratio			2.30
Covenant, maximum debt ratio when net profit margin is lower than 0%		3.50
Covenant, maximum debt ratio when net profit margin is higher than 0%		4